Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

Note 5 - Convertible Notes Payable

On December 13, 2012, the Company received approval from Connecticut Innovations, Inc. (“CII”) for a Convertible Note (the “Note”) in the amount of $150,000. The Company received the first tranche of $75,000 on December 21, 2012 and the second tranche of $75,000 on January 31, 2013. The Note’s maturity date was December 21, 2014.

The Company received notice on February 11, 2014 from CII regarding converting its outstanding convertible note of $150,000, along with accrued interest of $21,485, into common stock at a 25% discount to the Company’s closing stock price on February 17, 2014. Since February 17, 2014 was a holiday, the Company used its closing stock price on February 18, 2014. The Company issued 55,497 shares in full relief of its outstanding debt and accrued interest of $171,485.

Since the Note was converted on February 18, 2014, the Company re-measured the conversion feature liability associated with the convertible note payable on that date. The Company recorded an unrealized gain on the change in the fair value of the conversion feature liability of $20,218 for the six months ended June 30, 2014 (see Note 7 below) and reclassified the re-measured conversion feature of $98,722 to additional paid in capital. Since the Note was converted, the remaining unamortized portion of the debt discount of $26,755 was expensed during the six months ended June 30, 2014.

NOTE 5 - CONVERTIBLE NOTES PAYABLE

On December 13, 2012, the Company received approval from Connecticut Innovations, Inc. (“CII”) for a Convertible Note (the “Note”) in the amount of $150,000 The Company received the first tranche of $75,000 on December 21, 2012, and the second tranche of $75,000 on January 31, 2013. As of December 31, 2013, the Company has accrued $17,497 in interest in connection with the Note. The Note’s maturity date is December 21, 2014.

The Note accrues interest at the annual rate of 12% and all principal and interest is repayable in full on December 21, 2014 if it has not been converted. CII has the option to convert the outstanding principal and interest on the Note into shares of the Company’s common stock at a discount of 25% of the Company’s common stock price, but not less than $1.25 as agreed by the two parties. In accordance with ASC 470, “Accounting for Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios,” the Note is considered to have a beneficial conversion feature as the effective conversion price will be less than the Company’s stock price.  In addition, in accordance with ASC 815 the conversion feature is considered to be a derivative instrument as the conversion price varies based on the trading price of the Company’s common stock and the potential number of common shares to be issued upon conversion is variable up to a maximum of 120,000 shares. At December 31, 2013, the note payable is convertible into 50,000 shares of the Company’s common stock.

The conversion feature embedded in the note payable was triggered once the Company completed a qualified financing, as defined in the note agreement. The Company determined that a qualified financing occurred during the second quarter of 2013 in connection with the issuance of the registered units under its initial registration statement (See Note 8).  As a result, the Company recorded a conversion feature liability and a corresponding debt discount of $44,966 on the accompanying consolidated balance sheet on the date the qualified financing was determined to have occurred.

The unrealized loss on the change in the fair value of the conversion feature liability was determined to be $73,974 for the year ended December 31, 2013 (See Note 6). Amortization expense relating to the Company’s debt discount for the year ended December 31, 2013 was $18,211.